Operating Segments - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Assets
Segment assets	RM 304,282,614		RM 272,871,123
Deferred tax assets and tax recoverable			38,559
Current tax asset	17,710		38,559			$ 3,953	$ 8,166
Total assets	304,300,324		272,909,682			67,924,178	57,795,357
Liabilities
Segment liabilities	62,432,053		1,568,916
Deferred tax liabilities and tax payable			7,263,705
Deferred tax liabilities and current tax liabilities	6,301,384
Total liabilities	68,733,436		8,832,621			$ 15,342,284	$ 1,870,524
Property, plant and equipment			30,000,000
Revenue
Total revenue	82,650,000	$ 18,448,661	31,622,948	RM 31,622,948	$ 6,882,034
Inter-segment revenue
Revenue from external parties	82,650,000		31,622,948
Results
Loss before interest, depreciation and tax			(7,681,591)
Results
Loss before interest, depreciation, impairment and tax	(1,400,431)
Depreciation of:
- property, plant and equipment	(14,154,000)		(10,414,013)
- right-of-use assets	(62,286)		(62,286)
Amortisation of intangible asset	(9,538,229)	(2,129,069)	(13,126,820)	(13,126,820)	(2,856,762)
Impairment loss on deposit	(4,000,000)
Reversal of impairment of trade receivables	94,000
Finance income, net	603,648		823,205
Loss before tax	(28,457,298)	(6,352,075)	(30,461,505)	(30,461,505)	(6,629,272)
Tax expense	920,864	205,550	11,582,793	11,582,793	2,520,738
Loss for the period	(27,536,434)	$ (6,146,525)	(18,878,712)	RM (18,878,712)	$ (4,108,534)
IoT [Member]
Assets
Segment assets	282,156,002		240,411,194
Deferred tax assets and tax recoverable			38,559
Current tax asset	17,710
Total assets	282,173,712		240,449,753
Liabilities
Segment liabilities	62,198,690		622,632
Deferred tax liabilities and tax payable			7,258,186
Deferred tax liabilities and current tax liabilities	6,295,995
Total liabilities	68,494,685		7,880,818
Property, plant and equipment			30,000,000
Revenue
Total revenue	82,650,000		31,622,948
Inter-segment revenue
Revenue from external parties	82,650,000		31,622,948
Results
Loss before interest, depreciation and tax			(6,798,819)
Results
Loss before interest, depreciation, impairment and tax	(364,093)
Depreciation of:
- property, plant and equipment	(14,154,000)		(10,414,013)
- right-of-use assets	(62,286)		(62,286)
Amortisation of intangible asset	(9,538,229)		(13,126,820)
Impairment loss on deposit	(4,000,000)
Reversal of impairment of trade receivables	94,000
Finance income, net	4,630		106,838
Loss before tax	(28,019,978)		(30,295,100)
Tax expense	934,898		11,599,461
Loss for the period	(27,085,080)		(18,695,639)
Investment holding and others [Member]
Assets
Segment assets	22,126,612		32,459,929
Deferred tax assets and tax recoverable
Current tax asset
Total assets	22,126,612		32,459,929
Liabilities
Segment liabilities	233,362		946,284
Deferred tax liabilities and tax payable			5,519
Deferred tax liabilities and current tax liabilities	5,389
Total liabilities	238,751		951,803
Property, plant and equipment
Revenue
Total revenue
Inter-segment revenue
Revenue from external parties
Results
Loss before interest, depreciation and tax			(882,772)
Results
Loss before interest, depreciation, impairment and tax	(1,036,338)
Depreciation of:
- property, plant and equipment
- right-of-use assets
Amortisation of intangible asset
Impairment loss on deposit
Reversal of impairment of trade receivables
Finance income, net	599,018		716,367
Loss before tax	(437,320)		(166,405)
Tax expense	(14,034)		(16,668)
Loss for the period	RM (451,354)		RM (183,073)